Note 6 - Operating Segment Reporting	12 Months Ended
Dec. 31, 2018
Operating Segments Reporting
Disclosure Of Entitys Reportable Segments Explanatory

6. Operating segment reporting

Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.

During 2018, there have not been significant changes in the reporting structure of the operating segments of the BBVA Group, although its composition is different from the close of 2017, as a result of the agreement of the sale of BBVA Chile (see Note 3). This transaction, which has affected South America´s area composition, is presented as follows, as well as the other operating segments within the BBVA Group:

  Banking activity in Spain

Includes, as in previous years, the Retail Network in Spain, Corporate and Business Banking (CBB), Corporate & Investment Banking (CIB), BBVA Seguros and Asset Management units in Spain. It also includes the loans to developers that are granted new or that are no longer in difficult conditions, as well as the portfolios, finance and structural interest-rate positions of the euro balance sheet.

  Non Core Real - Estate

It manages loans in Spain to developers who were in difficulty and real estate assets, mainly from foreclosed properties, both residential mortgages and developers. On November 29, 2017, the BBVA Group signed a sale agreement with Cerberus for the subsequent sale of 80% of the company created to a subsidiary of Cerberus (see Note 3). The effective transfer of some real estate owned assets are subject to the fulfillment of certain conditions and in the meanwhile, BBVA will continue to manage those assets.

  The United States

Includes the Group’s business activity in the country through the BBVA Compass Group and the BBVA New York branch.

  Mexico

Basically includes all the banking and insurance businesses carried out by the Group in the country. Since 2018 it has also included the BBVA Bancomer branch in Houston (in previous years located in the United States). Consequently, the figures from previous years have been recalculated to incorporate this change and show comparable series.

  Turkey

Includes the activity of the BBVA Group business in Turkey through Garanti Group.

  South America

Includes BBVA’s banking and insurance businesses in the region. On July 6, 2018, the sale of BBVA Chile to The Bank of Nova Scotia (Scotiabank) (see Note 3) was completed which affects the comparability of the results, the balance sheet, the activity and the most significant ratios of this business area with prior periods.

  Rest of Eurasia

Includes business activity in the rest of Europe and Asia, i.e. the Group´s retail and wholesale businesses in the area.

Lastly, the Corporate Center is comprised of the rest of the assets and liabilities that have not been allocated to the operating segments, as it corresponds to the Group’s holding function. It includes: the costs of the head offices that have a corporate function; management of structural exchange-rate positions; specific issues of capital instruments to ensure adequate management of the Group’s global solvency; portfolios and their corresponding results, whose management is not linked to customer relations, such as industrial holdings; certain tax assets and liabilities; funds due to commitments with employees; goodwill and other intangibles. As of December 31, 2018, it contains the 20% stake of BBVA in Divarian´s share capital (see Note 3).

The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2018, 2017 and 2016, is as follows:

Total Assets by Operating Segments (Millions of euros)
	2018	2017 (1)	2016 (2)
Banking Activity in Spain	335,294	319,417	335,847
Non Core Real Estate	4,163	9,714	13,713
United States	82,057	75,775	88,902
Mexico	96,455	94,061	93,318
Turkey	66,250	78,694	84,866
South America	52,385	74,636	77,918
Rest of Eurasia	18,000	17,265	19,106
Subtotal Assets by Operating Segments	654,605	669,562	713,670
Corporate Center	22,084	20,497	18,186
Total Assets BBVA Group	676,689	690,059	731,856

(1) The figures corresponding to 2017 have been restated (see Note 1.3).

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previously part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of the United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.

The attributable profit and main earning figures in the consolidated income statements for the years ended December 31, 2018, 2017 and 2016 by operating segments are as follows:

Main Margins and Profits by Operating Segments (Millions of euros)
		Operating Segments
		BBVA Group	Spain	Non Core Real Estate	United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center
2018	Notes
Net interest income		17,591	3,672	32	2,276	5,568	3,135	3,009	175	(276)
Gross income		23,747	5,943	38	2,989	7,193	3,901	3,701	415	(432)
Operating profit /(loss) before tax		7,580	2,017	(129)	919	3,294	1,448	1,307	144	(1,420)
Profit	55.2	5,324	1,522	(78)	735	2,384	569	591	93	(494)
2017(1)
Net interest income		17,758	3,738	71	2,119	5,476	3,331	3,200	180	(357)
Gross income		25,270	6,180	(17)	2,876	7,122	4,115	4,451	468	73
Operating profit /(loss) before tax		6,931	1,854	(656)	748	2,984	2,147	1,691	177	(2,013)
Profit	55.2	3,519	1,374	(490)	486	2,187	826	861	125	(1,848)
2016(2)
Net interest income		17,059	3,877	60	1,953	5,126	3,404	2,930	166	(455)
Gross income		24,653	6,416	(6)	2,706	6,766	4,257	4,054	491	(31)
Operating profit /(loss) before tax		6,392	1,268	(743)	612	2,678	1,906	1,552	203	(1,084)
Profit	55.2	3,475	905	(595)	459	1,980	599	771	151	(794)

(1) The figures corresponding to 2017 have been restated (see Note 1.3).

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previously part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), profit attributable to parent company for the United States and the Mexico operating segments would have been €442 million and €1,997 million, respectively, for the year ended December 31, 2016.